Prepayments and other assets (Tables)	6 Months Ended
Dec. 31, 2023
Prepayments and other assets [Abstract]
Prepayments and other assets
	31 Dec 2023	30 Jun 2023
	$'000	$'000

Current assets
Security deposits	2,905	2,420
Prepayments	9,005	11,373

	11,910	13,793

Non-current assets
Security deposits	10,365	-

Total prepayments and other assets	22,275	13,793